Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Lease Payments for Operating Leases

Total future minimum contractual lease payments for all operating leases are as follows:

Six months ending December 31, 2016	$178,742
2017	292,245
2018	241,894
2019	241,275
2020	247,726
Thereafter	276,563
$1,478,445

Minimum Lease Commitments:
2016	$347,599
2017	292,245
2018	241,894
2019	241,275
2020	247,726
There after	276,563
$1,647,302

Schedule of Future Lease Payments Under Capital Leases

Future lease payments under capital leases are as follows:

Six months ending December 31, 2016	$233,389
2017	374,506
2018	80,103
2019	32,730
2020	2,836
Total payments	723,564
Less: portion representing interest	(11,827)
Principal portion	711,737
Less: unamortized deferred financing costs	(102,807)
Capital lease balance	608,930
Less: current maturities of capital lease obligations	(362,413)
Capital lease, net of current maturities	$246,517

Future lease payments under capital leases are as follows:

2016	$402,906
2017	309,967
2018	15,563
Total payments	728,436
Less: portion representing interest	(43,772)
Principal portion	684,664
Less: current portion	(367,837)
Long-term portion	$316,827